[LOGO--Three keys design for UBS Global Asset Management]

UBS SELECT MONEY MARKET FUND
ANNUAL REPORT
APRIL 30, 2002

UBS SELECT MONEY MARKET FUND

DEAR SHAREHOLDER,

We present you with the annual report for the UBS Select Money Market Fund for the fiscal year ended April 30, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The Funds' investment objectives and investment processes remain the same.

MARKET REVIEW

Questions about an economic recovery combined with world unrest resulted in uncertainty in the money markets, marking a volatile fiscal year ended April 30, 2002. The period began with the economy entering a downturn after the longest peacetime expansion in U.S. history. As questions mounted near 2001 summer's end about the shape and length of a possible recession, the world turned its eyes toward New York and Washington after the terrorist attacks in September.

Through this period, both monetary and fiscal policy focused on ways to limit the downturn. The Federal Reserve (the "Fed") lowered its fed funds rate to a 40-year low, dropping the key rate to 1.75% by year's end. This action, by itself, depressed cash fund yields to historical lows by year end. Federal aid given to

[SIDENOTE]

UBS SELECT MONEY
MARKET FUND

INVESTMENT GOAL:
Maximum current income consistent with liquidity and capital preservation.

PORTFOLIO MANAGERS:
Michael Markowitz
Robert Sabatino
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:
August 10, 1998

DIVIDEND PAYMENTS:
Monthly

New York combined with previous tax cuts did little to lighten the economic picture during the third quarter, when the nation's gross domestic product (GDP) fell into negative territory.

During the fourth quarter, however, the economy rebounded beyond most expectations, with GDP jumping unexpectedly into positive territory. This momentum carried into the first quarter of 2002, when the Institute of Supply Management's (ISM) Index of Business Activity began to register above 50--the point at which manufacturing is considered to be contracting or increasing--in consecutive months. The ISM's index registered 55.6 in March and 53.9 in April. GDP skyrocketed to 5.8% in the first quarter, its highest quarterly growth rate in two years, while inflation fears remained muted.

Hopes for a sharp and quick recovery were muted late in the fiscal year, however, as corporate governance and accounting issues continued to mount for American businesses. Complicating matters and souring the mood of investors and consumers, Middle East tensions reached a flash point, while India and Pakistan edged closer to full-scale conflict.

Economic fundamentals were mixed at period's end, with unemployment remaining stubbornly high at 6.0% and investors still cautious about investing in the market. On the positive side, inventories continued to shrink and signs of a return to profit for many U.S. companies began to mount.

FUND HIGHLIGHTS

The Fund's current seven-day average yield was 1.86% at the end of the fiscal year, down from 4.82% at the start of the fiscal year. Falling yields were a direct consequence of the Fed's dramatic easing cycle during the period. Until the end of 2001, the Fund was overweighted in short-term corporate obligations, as we strived to maintain enough liquidity to take advantage of opportunities in particular areas of the yield curve. Then in March 2002, the Fed signaled a change in stance from easing to neutral. With the Fed poised to tighten rates when an economic recovery became clearer, we increased the Fund's weighted average maturity from 52 days to 56 days during the second half of the period.

In addition to the Fed actions during the period, credit concerns continued to plague the money markets. For most of 2001, high-grade corporate securities yield spreads widened versus the Treasuries. During the second half of the period, we substantially increased U.S. government and agency obligations from 8% on October 31, 2001 to 23% on April 30, 2002 of net assets, as safety, credit quality and liquidity remain the Fund's primary foci.

PORTFOLIO REVIEW
INSTITUTIONAL SHARES--PERFORMANCE AND CHARACTERISTICS

                                       4/30/02                                       10/31/01
----------------------------------------------------------------------------------------------
Current Seven-Day Average Yield(1)       1.86%                                          2.74%
Effective Seven-Day Average Yield(1)     1.87%                                          2.77%
Weighted Average Maturity              56 days                                        52 days
Net Assets ($mm)                        $7,795                                         $5,794
SECTOR ALLOCATION*                     4/30/02                                        10/31/01
------------------------------------------------------------------------------------------------
Commercial Paper                         43.9%    Commercial Paper                       53.0%
U.S. Government Agency Obligations       22.8     Short-term Corporate Obligations       10.2
Certificates of Deposit                  11.3     Domestic Master Notes                   8.6
Domestic Master Notes                     6.4     Time Deposits                           8.5
Short-term Corporate Obligations          5.8     U.S. Government Agency Obligations      7.6
Repurchase Agreements                     5.4     Certificates of Deposit                 6.6
Time Deposits                             5.1     Funding Agreements                      3.9
Funding Agreements                        1.3     Repurchase Agreements                   3.1
Bank Notes                                0.7     Liabilities in Excess of Other Assets  -1.5
Liabilities in Excess of Other Assets    -2.7
------------------------------------------------------------------------------------------------
Total                                   100.0%    Total                                 100.0%
------------------------------------------------------------------------------------------------

1.   Yields will fluctuate.

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

OUTLOOK

A recovering manufacturing sector, stabilizing weekly unemployment claims, and an expectation for some sectors and industries to increase profits provide more evidence that a recovery is underway, albeit a stuttering one. However, fears over global tensions in a number of regions worldwide will continue to cast a pall over any recovery.

With a relatively flat yield curve out to six months, we anticipate a continued barbell strategy. With the majority of economic data suggesting a recovery, the Fed may begin to raise its fed funds rate before year end. Talks of a summer rate increase have disappeared as Mideast tensions coupled with more corporate concerns have escalated.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,(2) please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms                          /s/ Michael Markowitz

Brian M. Storms                              Michael Markowitz
PRESIDENT                                    PORTFOLIO MANAGER
UBS Select Money Market Fund                 UBS Select Money Market Fund
PRESIDENT AND CHIEF OPERATING OFFICER        EXECUTIVE DIRECTOR
UBS Global Asset Management                  UBS Global Asset Management
  (US) Inc.                                    (US) Inc.

/s/ Robert Sabatino

Robert Sabatino
PORTFOLIO MANAGER
UBS Select Money Market Fund
DIRECTOR
UBS Global Asset Management
  (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

2. Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

Statement of Net Assets -- April 30, 2002

PRINCIPAL
 AMOUNT                                                   MATURITY    INTEREST
 (000)                                                     DATES       RATES           VALUE
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--22.78%

   $141,953 Federal Farm Credit Bank                      05/01/02 to  1.800 to  $   141,953,000
                                                          08/01/02     2.050%

    100,000 Federal Home Loan Bank                        05/01/02 to  2.080*        100,000,000
                                                          05/09/02

    308,500 Federal Home Loan Bank                        07/18/02 to  2.335 to      310,322,711
                                                          05/23/03     6.875

    217,429 Federal Home Loan Mortgage Corp.              07/11/02 to  1.770 to      215,951,766
                                                          01/02/03     2.210@

     65,000 Federal Home Loan Mortgage Corp.              03/15/03     4.750          66,156,818

    100,000 Federal National Mortgage Association         05/01/02     1.800 to       99,987,952
                                                                       1.810*

    528,007 Federal National Mortgage Association         05/02/02 to  1.770 to      524,229,747
                                                          01/24/03     2.150@

    175,000 Federal National Mortgage Association         11/01/02 to  2.250 to      177,497,637
                                                          04/15/03     5.750

     76,500 Student Loan Marketing Association            05/25/02     2.050*         76,500,000

     63,000 Student Loan Marketing Association            01/27/03     2.250          62,997,209
------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
   (cost--$1,775,596,840)                                                          1,775,596,840
================================================================================================
BANK NOTES--0.64%

   DOMESTIC--0.64%
     50,000 Lasalle Bank N.A. (cost--$49,997,129)         11/29/02     2.490          49,997,129
================================================================================================
CERTIFICATES OF DEPOSIT--11.30%
   YANKEE--11.30%

     55,000 ABN AMRO Bank N.V.                            06/24/02     4.160          55,149,593

     25,000 Australia & New Zealand Bank                  11/25/02     2.520          24,988,611

    115,000 Bank of Scotland                              05/17/02 to  1.780 to      114,949,847
                                                          12/06/02     2.220

     98,500 Bank of Scotland                              05/28/02     1.763*         98,464,270

    112,000 Bayerische Landesbank Girozentrale            05/01/02 to  1.750 to      111,966,273
                                                          05/27/02     2.200*

    100,000 Bayerische Landesbank Girozentrale            06/04/02     1.820         100,000,940

     25,000 Canadian Imperial Bank of Commerce            05/06/02     4.300          25,000,033

     50,000 Lloyds Bank PLC                               09/06/02     2.100          50,005,287

     50,000 Merita Bank PLC                               05/10/02     4.130          50,000,354

PRINCIPAL
 AMOUNT                                                   MATURITY    INTEREST
 (000)                                                     DATES       RATES           VALUE
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)

   YANKEE--(CONCLUDED)
   $ 50,000 Royal Bank of Canada                          07/31/02     1.830%       $ 50,000,626

    100,000 Svenska Handelsbanken                         05/15/02     1.780*         99,966,420

    100,000 Westdeutsche Landesbank Girozentrale          05/22/02     1.778*         99,963,959
------------------------------------------------------------------------------------------------
Total Certificates of Deposit
   (cost--$880,456,213)                                                              880,456,213
================================================================================================
COMMERCIAL PAPER@--43.94%

   ASSET BACKED-BANKING--4.45%
    150,000 Atlantis One Funding Corp.**                  05/13/02 to  1.800 to      149,730,600
                                                          07/15/02     1.920

    197,528 Stellar Funding Group, Inc.**                 05/06/02 to  1.790 to      197,462,296
                                                          05/10/02     1.820
------------------------------------------------------------------------------------------------
                                                                                     347,192,896
------------------------------------------------------------------------------------------------
   ASSET BACKED-MISCELLANEOUS--20.01%
     85,096 Barton Capital Corp.                          05/09/02 to  1.820 to      85,039,186
                                                          05/20/02     1.830

     79,625 Delaware Funding Corp.                        05/07/02     1.800          79,601,113

    202,441 Falcon Asset Securitization Corp.**           05/02/02 to  1.790 to      202,366,245
                                                          05/14/02     1.840

    165,000 Galaxy Funding, Inc.**                        06/11/02 to  1.840 to      164,586,826
                                                          07/08/02     1.900

     35,129 Giro Funding U.S. Corp.**                     06/10/02     1.820          35,057,961

    151,800 Giro Multi-Funding Corp.**                    05/15/02 to  1.790 to      151,669,268
                                                          05/20/02     1.800

    225,000 Pennine Funding**                             05/07/02 to  1.820 to      224,268,000
                                                          10/04/02     2.120

    175,000 Preferred Receivables Funding Corp.**         05/08/02 to  1.790 to      174,932,514
                                                          05/09/02     1.810

     56,652 Three Rivers Funding Corp.**                  05/10/02     1.790          56,626,648

    186,412 Triple A One Funding**                        05/10/02 to  1.800 to      186,302,345
                                                          05/15/02     1.820

    200,000 Variable Funding Capital Corp.**              05/20/02 to  1.790 to      199,728,583
                                                          06/05/02     1.820
------------------------------------------------------------------------------------------------
                                                                                   1,560,178,689

PRINCIPAL
 AMOUNT                                                   MATURITY    INTEREST
 (000)                                                     DATES       RATES           VALUE
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

   BANKING-DOMESTIC--9.62%
   $200,000 Dexia Delaware LLC                            05/01/02 to  1.765 to  $   199,913,223
                                                          05/11/02     1.815%*

    205,000 Dresdner U.S. Finance, Inc.                   05/06/02 to  1.770 to      204,854,850
                                                          05/22/02     1.800

    100,000 Fortis Funding LLC                            05/17/02 to  1.790         99,912,986
                                                          05/20/02

    125,000 Nordea North America, Inc.                    06/17/02     1.810         124,704,618

    120,292 Stadshypotek Delaware, Inc.                   05/24/02     1.850         120,149,822
------------------------------------------------------------------------------------------------
                                                                                     749,535,499
------------------------------------------------------------------------------------------------
   BANKING-FOREIGN--4.16%
     50,000 Alliance & Leicester PLC                      09/09/02     2.040          49,628,833

     75,000 Banque et Caisse d'Epargne de L'Etat          05/10/02     1.810          74,966,062

    100,000 Caisse Nationale des d'Epargne
              et de Prevoyance**                          05/14/02     1.790          99,935,361

    100,000 Nationwide Building Society                   07/09/02     1.820          99,651,167
------------------------------------------------------------------------------------------------
                                                                                     324,181,423
------------------------------------------------------------------------------------------------
   BROKERAGE--2.56%
    200,000 Salomon Smith Barney Holdings, Inc.           06/10/02 to  1.770         199,591,917
                                                          06/13/02

   PHARMACEUTICALS--0.45%
     35,000 Merck & Co., Inc.                             05/28/02     1.810*         35,000,000

   TOBACCO--2.69%
    210,000 Philip Morris Co., Inc.                       05/10/02 to  1.770 to      209,870,967
                                                          05/17/02     1.800
------------------------------------------------------------------------------------------------
Total Commercial Paper
   (cost--$3,425,551,391)                                                          3,425,551,391
------------------------------------------------------------------------------------------------
DOMESTIC MASTER NOTES--6.41%

   BROKERAGE--6.41%
    100,000 Bank of America                               05/01/02     2.075*        100,000,000

    150,000 Bear Stearns Cos., Inc.                       05/01/02     2.075*        150,000,000

    100,000 Morgan (J.P.) Chase & Co., Inc.               05/01/02     1.819*        100,000,000

    150,000 Morgan Stanley Dean Witter & Co.              05/01/02     1.925*        150,000,000
------------------------------------------------------------------------------------------------
Total Domestic Master Notes
   (cost--$500,000,000)                                                              500,000,000
================================================================================================

PRINCIPAL
 AMOUNT                                                   MATURITY    INTEREST
 (000)                                                     DATES       RATES           VALUE
------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS+--1.28%

   $ 50,000 New York Life Insurance Co.                   05/01/02     1.969%*   $    50,000,000

     50,000 Travelers Insurance Co.                       05/01/02     2.130*         50,000,000
------------------------------------------------------------------------------------------------
Total Funding Agreements
   (cost--$100,000,000)                                                              100,000,000
================================================================================================
SHORT-TERM CORPORATE OBLIGATIONS--5.82%

   ASSET BACKED-FINANCE--3.85%
    150,000 Beta Finance, Inc.                            05/13/02 to  2.640 to      150,001,434
                                                          04/29/03     4.190

    100,000 CC (USA), Inc.                                05/01/02 to  1.828 to      99,998,129
                                                          05/29/02     1.841*

     50,000 CC (USA), Inc.                                07/15/02     4.200          50,000,000
------------------------------------------------------------------------------------------------
                                                                                     299,999,563
------------------------------------------------------------------------------------------------
   BANKING-DOMESTIC--0.65%
     50,000 Wells Fargo & Co.                             09/03/02     6.500          50,471,517

   BROKERAGE--0.45%
     35,000 Merrill Lynch & Co., Inc.                     06/05/02     4.210          35,000,000

   FINANCE-NONCAPTIVE CONSUMER--0.42%
     33,000 Household Finance Corp.                       05/01/02     2.040*         33,002,387

   FINANCE-NONCAPTIVE DIVERSIFIED--0.45%
     35,000 Heller Financial, Inc.                        05/01/02     2.235*         35,042,364
------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
   (cost--$453,515,831)                                                              453,515,831
================================================================================================
REPURCHASE AGREEMENTS--5.44%
    100,000 Repurchase Agreement dated 04/30/02
              with Deutsche Bank Securities, Inc.,
              collateralized by $127,346,423 various
              Corporate Bonds, 2.310% to 13.500%,
              due 01/15/03 to 02/10/27;
              (value--$107,561,224);
              proceeds: $100,005,486                      05/01/02     1.975         100,000,000

PRINCIPAL
 AMOUNT                                                   MATURITY    INTEREST
 (000)                                                     DATES       RATES           VALUE
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONCLUDED)
$   324,000 Repurchase Agreements dated 04/30/02
              with Goldman Sachs, Inc., collateralized
              by $169,699,748 various Corporate
              Bonds, 0.00% to 11.00%, due 05/05/02
              to 12/15/43 and $127,818,000 various
              U.S. Government Agency Obligations
              0.00% to 8.00%, due 05/07/02 to
              12/07/28 and $22,877,221
              U.S. Treasury Notes, 0.00%, due
              02/15/04 and $54,987,000
              U.S. Treasury Bonds, 0.00%, due
              11/15/16 to 02/15/19;
              (value-$342,799,185);
              proceeds: $324,017,673                      05/01/02     1.920 to  $   324,000,000
                                                                       2.035%
------------------------------------------------------------------------------------------------
Total Repurchase Agreements
   (cost--$424,000,000)                                                              424,000,000
================================================================================================
TIME DEPOSITS--5.08%

    175,000 Societe Generale N.A.                         05/01/02     1.781         175,000,000
    221,200 State Street Bank & Trust Co.                 05/01/02     1.750         221,200,000
------------------------------------------------------------------------------------------------
Total Time Deposits
   (cost--$396,200,000)                                                              396,200,000
================================================================================================
Total Investments (cost--$8,005,317,404
   which approximates cost for federal income
   tax purposes)--102.69%                                                          8,005,317,404
================================================================================================
Liabilities in excess of other assets--(2.69)%                                      (209,903,549)
------------------------------------------------------------------------------------------------
Net Assets (applicable to 7,795,179,309 Institutional
   shares outstanding equivalent to $1.00 per share)--100.00%                    $ 7,795,413,855
================================================================================================

* Variable rate securities-- maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are current rates as of April 30, 2002, and reset periodically.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+    Illiquid securities representing 1.28% of net assets.

@    Interest rates shown are the discount rates at date of purchase.

                       Weighted average maturity -- 56 days

                 See accompanying notes to financial statements

Statement of Operations

                                                                                   FOR THE
                                                                                YEAR ENDED
                                                                            APRIL 30, 2002
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                      $162,850,762

EXPENSES:
  Management Fee                                                                10,202,099

  Trustees' fees                                                                    48,549

                                                                                10,250,648

Less: Fee waivers from advisor                                                  (1,334,360)

Net expenses                                                                     8,916,288
------------------------------------------------------------------------------------------
Net investment income                                                          153,934,474
------------------------------------------------------------------------------------------
Net realized gains from investment transactions                                    190,362
------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                          $154,124,836
==========================================================================================

Statement of Changes in Net Assets

                                                          FOR THE YEARS ENDED APRIL 30,
                                                       -----------------------------------
                                                            2002                  2001
------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                  $ 153,934,474         $ 146,131,650
------------------------------------------------------------------------------------------
Net realized gains from investment transactions              190,362                44,621
------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     154,124,836           146,176,271
------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income-Institutional shares              (153,934,474)         (146,131,650)

Net increase in net assets from
  beneficial interest transactions                     4,409,453,965         1,094,903,241

Net increase in net assets                             4,409,644,327         1,094,947,862

NET ASSETS:

Beginning of year                                      3,385,769,528         2,290,821,666

End of year                                           $7,795,413,855        $3,385,769,528
==========================================================================================

                 See accompanying notes to financial statements

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Select Money Market Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Fund currently offers two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon. At April 30, 2002, there were no Financial Intermediary shares outstanding.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.), serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At April 30, 2002, the Fund owed UBS Global AM $1,223,697 in management fees. At April 30, 2002, UBS Global AM owed the Fund $67,983 for fee waivers and reimbursements.

Under the Advisory Contract, UBS Global AM has agreed to pay all Fund expenses other than the management fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940, as amended) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust). Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM has agreed to waive 1 basis point (0.01%) of the 18 basis points (0.18%) fee from February 1, 2002 through August 31, 2002. Prior to February 1, 2002, UBS Global AM had agreed to waive 3 basis points (0.03%) of the 18 basis points (0.18%) fee through January 31, 2002. At April 30, 2002, management fees were 17 basis points (0.17%).

For the year ended April 30, 2002, UBS Global AM voluntarily waived $1,334,360 of its management fees.

OTHER LIABILITIES

At April 30, 2002, dividends payable and payable for investments purchased were $12,123,492 and $220,000,000, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At April 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2002 and April 30, 2001, was ordinary income.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a Shareholder Services Plan and Agreement with respect to its Financial Intermediary shares, the Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to the beneficial owners of the Financial Intermediary shares.

BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. UBS Global AM has agreed to pay the commitment fee on behalf of the Fund. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended April 30, 2002, the Fund did not borrow under the Facility.

MONEY MARKET FUND INSURANCE BONDS

At April 30, 2002, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. UBS Global AM pays the premium on behalf of the Fund. For the year ended April 30, 2002, the Fund did not use these insurance bonds.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               INSTITUTIONAL SHARES
                                                       ----------------------------------
                                                          FOR THE YEARS ENDED APRIL 30,
                                                       ----------------------------------
                                                             2002               2001
-----------------------------------------------------------------------------------------
Shares sold                                             87,777,873,995     42,090,080,233
Shares repurchased                                     (83,491,632,288)   (41,113,511,610)
Dividends reinvested                                       123,212,258        118,334,618
Net increase in shares outstanding                       4,409,453,965      1,094,903,241
=========================================================================================

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                       FINANCIAL INTERMEDIARY
                                              INSTITUTIONAL SHARES                            SHARES(2)
                              -----------------------------------------------------  --------------------------
                                                                          FOR THE     FOR THE       FOR THE
                                                                           PERIOD      PERIOD        PERIOD
                                                                         AUGUST 10,  NOVEMBER 4,   DECEMBER 29,
                                                                           1998+       1999++        1998+
                                   FOR THE YEARS ENDED APRIL 30,             TO          TO            TO
                              --------------------------------------      APRIL 30,    MARCH 6,    FEBRUARY 9,
                                  2002          2001         2000           1999         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD             $1.00         $1.00         $1.00         $1.00       $1.00        $1.00

Net investment income              0.029         0.062         0.054         0.037       0.018        0.006

Dividends from net
   investment income              (0.029)       (0.062)       (0.054)       (0.037)     (0.018)      (0.006)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                   $1.00         $1.00         $1.00         $1.00       $1.00        $1.00
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
   RETURN (1)                       2.96%         6.37%         5.54%         3.81%       1.84%        0.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets,
   end of period
   (000'S)                    $7,795,414    $3,385,770    $2,290,822    $1,322,807       $  --        $  --

Expenses to average
   net assets, net of
   waivers from advisor             0.16%         0.15%         0.14%         0.07%*      0.40%*       0.32%*

Expenses to average
   Net assets, before
   Waivers from advisor             0.18%         0.18%         0.18%         0.18%*      0.43%*       0.43%*

Net investment income
   to average net assets,
   net of waivers
   from advisor                     2.70%         6.11%         5.48%         5.06%*      5.11%*       4.81%*

Net investment income
   to average net assets,
   before waivers
   from advisor                     2.68%         6.08%         5.44%         4.95%*      5.08%*       4.70%*
-----------------------------------------------------------------------------------------------------------

+    Issuance of shares.

++   Reissuance of shares.

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

(2) At March 6, 2000 and February 9, 1999, there were no longer any Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at $1.00 per share.

Report of Ernst & Young LLP, Independent Auditors

The Board of Trustees and Shareholders
UBS Select Money Market Fund

We have audited the accompanying statement of net assets of UBS Select Money Market Fund (the "Fund") (one of the funds comprising UBS Money Series) as of April 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of April 30, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Money Market Fund at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

New York, New York
June 19, 2002

                      (This page intentionally left blank)

Supplemental Information (unaudited)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee or Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Trustee or Officer, and other directorships held by such Trustee or Officer.

The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-888-547-FUND.

INTERESTED TRUSTEES

                                                           TERM OF
                                                         OFFICE+ AND
                               POSITION(S)                LENGTH OF
NAME, ADDRESS,                 HELD WITH                   TIME                 PRINCIPAL OCCUPATION(S)
   AND AGE                        FUND                     SERVED                 DURING PAST 5 YEARS
Margo N. Alexander*++;         Trustee                   Since 1998           Mrs. Alexander is an executive vice
55                                                                            president of UBS PaineWebber (since
                                                                              March 1984). She was chief executive
                                                                              officer of UBS Global AM from January
                                                                              1995 to October 2000, a director (from
                                                                              January 1995 to September 2001) and
                                                                              chairman (from March 1999 to
                                                                              September 2001).

E. Garrett Bewkes, Jr.**++;    Trustee and               Since 1998           Mr. Bewkes serves as a consultant to
75                             Chairman of                                    UBS PaineWebber (since May 1999).
                               the Board of                                   Prior to November 2000, he was a
                               Trustees                                       director of Paine Webber Group Inc.
                                                                              ("PW Group", formerly the holding
                                                                              company of UBS PaineWebber and
                                                                              UBS Global AM) and prior to 1996, he
                                                                              was a consultant to PW Group. Prior
                                                                              to 1988, he was chairman of the
                                                                              board, president and chief executive
                                                                              officer of American Bakeries Company.

                                        NUMBER OF
NAME, ADDRESS,                 PORTFOLIOS IN FUND COMPLEX                     OTHER DIRECTORSHIPS
AND AGE                           OVERSEEN BY TRUSTEE                            HELD BY TRUSTEE
Margo N. Alexander*++;         Mrs. Alexander is a director or trustee        None
55                             of 22 investment companies (consisting
                               of 43 portfolios) for which UBS Global
                               AM, UBS PaineWebber or one of their
                               affiliates serves as investment advisor,
                               sub-advisor or manager.

                               Mr. Bewkes is a director or trustee of         Mr. Bewkes is also a
                               34 investment companies (consisting of         director of Interstate
E. Garrett Bewkes, Jr.**++;    55 portfolios) for which UBS Global AM,        Bakeries Corporation.
75                             UBS PaineWebber or one of their affiliates
                               serves as investment advisor, sub-advisor
                               or manager.

INDEPENDENT TRUSTEES

                                                        TERM OF
                                                      OFFICE+ AND
                                    POSITION(S)        LENGTH OF
NAME, ADDRESS,                      HELD WITH            TIME                    PRINCIPAL OCCUPATION(S)
   AND AGE                             FUND             SERVED                     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67            Trustee           Since 1998                 Mr. Armstrong is chairman and
R.Q.A. Enterprises                                                               principal of R.Q.A. Enterprises
One Old Church Road--                                                            (management consulting firm)
Unit # 6                                                                         (since April 1991 and principal
Greenwich, CT  06830                                                             occupation since March 1995).
                                                                                 Mr. Armstrong was chairman of the
                                                                                 board, chief executive officer and
                                                                                 co-owner of Adirondack Beverages
                                                                                 (producer and distributor of soft
                                                                                 drinks and sparkling/still waters)
                                                                                 (October 1993-March 1995). He
                                                                                 was a partner of The New England
                                                                                 Consulting Group (management
                                                                                 consulting firm) (December 1992-
                                                                                 September 1993).  He was managing
                                                                                 director of LVMH U.S. Corporation
                                                                                 (U.S. subsidiary of the French luxury
                                                                                 goods conglomerate, Louis Vuitton
                                                                                 Moet Hennessey Corporation)
                                                                                 (1987-1991) and chairman of its
                                                                                 wine and spirits subsidiary,
                                                                                 Schieffelin & Somerset Company
                                                                                 (1987-1991).

David J. Beaubien; 67               Trustee           Since 2001                 Mr. Beaubien is chairman of
101 Industrial Road                                                              Yankee Environmental Systems, Inc.,
Turners Falls, MA 01376                                                          a manufacturer of meteorological
                                                                                 measuring systems. Prior to
                                                                                 January 1991, he was senior vice
                                                                                 president of EG&G, Inc., a company
                                                                                 which makes and provides a variety
                                                                                 of scientific and technically oriented
                                                                                 products and services. From 1985 to
                                                                                 January 1995, Mr. Beaubien served
                                                                                 as a director or trustee on the boards
                                                                                 of the Kidder, Peabody & Co.
                                                                                 Incorporated mutual funds.

                                                    NUMBER OF
NAME, ADDRESS,                              PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
   AND AGE                                     OVERSEEN BY TRUSTEE                                 HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67                    Mr. Armstrong is a director or trustee of 22    Mr. Armstrong is also a director of
R.Q.A. Enterprises                          investment companies (consisting of 43          AlFresh Beverages Canada, Inc.
One Old Church Road--                       portfolios) for which UBS Global AM,            (a Canadian Beverage subsidiary of
Unit # 6                                    UBS PaineWebber or one of their                 AlFresh Foods Inc.) (since October
Greenwich, CT  06830                        affiliates serves as investment advisor,        2000).
                                            sub-advisor or manager.

















David J. Beaubien; 67                       Mr. Beaubien is a director or trustee of 22     Mr. Beaubien is also a director of
101 Industrial Road                         investment companies (consisting of 43          IEC Electronics, Inc., a manufacturer
Turners Falls, MA 01376                     portfolios) for which UBS Global AM,            of electronic assemblies.
                                            UBS PaineWebber or one of their affiliates
                                            serves as investment advisor, sub-advisor
                                            or manager.

                                                       TERM OF
                                                     OFFICE+ AND
                                    POSITION(S)       LENGTH OF
NAME, ADDRESS,                      HELD WITH           TIME                       PRINCIPAL OCCUPATION(S)
   AND AGE                             FUND            SERVED                       DURING PAST 5 YEARS
Richard R. Burt; 55                 Trustee          Since 1998                 Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                                    (international information and
Washington, D.C.  20004                                                         security firm) and IEP Advisors
                                                                                (international investments and
                                                                                consulting firm). He was the chief
                                                                                negotiator in the Strategic Arms
                                                                                Reduction Talks with the former
                                                                                Soviet Union (1989-1991) and the
                                                                                U.S. Ambassador to the Federal
                                                                                Republic of Germany (1985-1989).
                                                                                From 1991-1994, he served as a
                                                                                partner of McKinsey & Company
                                                                                (management consulting firm).

Meyer Feldberg; 60                  Trustee          Since 1998                 Mr. Feldberg is Dean and Professor
Columbia University                                                             of Management of the Graduate
101 Uris Hall                                                                   School of Business, Columbia
New York, New York                                                              University. Prior to 1989, he was
10027                                                                           president of the Illinois Institute
                                                                                of Technology.


George W. Gowen; 72                 Trustee          Since 1998                 Mr. Gowen is a partner in the law
666 Third Avenue                                                                firm of Dunnington, Bartholow &
New York, New York                                                              Miller. Prior to May 1994, he was
10017                                                                           a partner in the law firm of
                                                                                Fryer, Ross & Gowen.

William W. Hewitt, Jr.***; 73       Trustee          Since 2001                 Mr. Hewitt is retired. From 1990
c/o UBS Global Asset                                                            to January 1995, Mr. Hewitt served
Management (US) Inc.                                                            as a director or trustee on the boards
51 West 52nd Street                                                             of the Kidder, Peabody & Co.
New York, New York                                                              Incorporated mutual funds. From
10019-6114                                                                      1986-1988, he was an executive
                                                                                vice president and director of mutual
                                                                                funds, insurance and trust services
                                                                                of Shearson Lehman Brothers Inc.
                                                                                From 1976-1986, he was president of
                                                                                Merrill Lynch Funds Distributor, Inc.

                                               NUMBER OF
NAME, ADDRESS,                          PORTFOLIOS IN FUND COMPLEX                      OTHER DIRECTORSHIPS
   AND AGE                                 OVERSEEN BY TRUSTEE                             HELD BY TRUSTEE
Richard R. Burt; 55                     Mr. Burt is a director or trustee of 22         Mr. Burt is also a director of
1275 Pennsylvania Ave., N.W.            investment companies (consisting of 43          Archer-Daniels-Midland Company
Washington, D.C.  20004                 portfolios) for which UBS Global AM,            (agricultural commodities), Hollinger
                                        UBS PaineWebber or one of their                 International Company (publishing), six
                                        affiliates serves as investment advisor,        investment companies in the Deutsche
                                        sub-advisor or manager.                         Bank family of funds, nine investment
                                                                                        companies in the Flag Investors family of
                                                                                        funds, The Central European Fund, Inc.
                                                                                        and The Germany Fund, Inc., a director of
                                                                                        IGT, Inc. (provides technology to gaming
                                                                                        and wagering industry) (since July 1999)
                                                                                        and chairman of Weirton Steel Corp. (makes
                                                                                        and finishes steel products) (since April
                                                                                        1996).

Meyer Feldberg; 60                      Dean Feldberg is a director or trustee of 34    Dean Feldberg is also a director of
Columbia University                     investment companies (consisting of 55          Primedia Inc. (publishing), Federated
101 Uris Hall                           portfolios) for which UBS Global AM,            Department Stores, Inc. (operator
New York, New York                      UBS PaineWebber or one of their affiliates      of department stores), Revlon, Inc.
10027                                   serves as investment advisor, sub-advisor       (cosmetics), Select Medical Inc. (healthcare
                                        or manager.                                     services) and SAPPI, Ltd. (producer of
                                                                                        paper).

George W. Gowen; 72                     Mr. Gowen is a director or trustee of 34        None
666 Third Avenue                        investment companies (consisting of 55
New York, New York                      portfolios) for which UBS Global AM, UBS
10017                                   PaineWebber or one of their affiliates serves
                                        as investment advisor, sub-advisor or manager.

William W. Hewitt, Jr.***; 73           Mr. Hewitt is a director or trustee of 22       Mr. Hewitt is also a director or
c/o UBS Global Asset                    investment companies (consisting of 43          trustee of the Guardian Life
Management (US) Inc.                    portfolios) for which UBS Global AM,            Insurance Company mutual funds.
51 West 52nd Street                     UBS PaineWebber or one of their affiliates
New York, New York                      serves as investment advisor, sub-advisor
10019-6114                              or manager.

                                                      TERM OF
                                                    OFFICE+ AND
                                    POSITION(S)      LENGTH OF
NAME, ADDRESS,                      HELD WITH          TIME                     PRINCIPAL OCCUPATION(S)
  AND AGE                             FUND            SERVED                      DURING PAST 5 YEARS
Morton L. Janklow; 72               Trustee          Since 2001                  Mr. Janklow is senior partner of
445 Park Avenue                                                                  Janklow & Nesbit Associates, an
New York, New York 10022                                                         international literary agency
                                                                                 representing leading authors in
                                                                                 their relationships with publishers
                                                                                 and motion picture, television and
                                                                                 multi-media companies, and of
                                                                                 counsel to the law firm of
                                                                                 Janklow & Ashley.

Frederic V. Malek; 65               Trustee          Since 1998                  Mr. Malek is chairman of Thayer
1455 Pennsylvania                                                                Capital Partners (merchant bank)
Avenue, N.W. Suite 350                                                           and chairman of Thayer Hotel
Washington, D.C.  20004                                                          Investors III, Thayer Hotel Investors II
                                                                                 and Lodging Opportunities Fund
                                                                                 (hotel investment partnerships). From
                                                                                 January 1992 to November 1992,
                                                                                 he was campaign manager of
                                                                                 Bush-Quayle '92.  From 1990 to
                                                                                 1992, he was vice chairman and,
                                                                                 from 1989 to 1990, he was president
                                                                                 of Northwest Airlines Inc. and NWA
                                                                                 Inc. (holding company of Northwest
                                                                                 Airlines Inc.).  Prior to 1989, he was
                                                                                 employed by the Marriott Corporation
                                                                                 (hotels, restaurants, airline catering
                                                                                 and contract feeding), where he most
                                                                                 recently was an executive vice
                                                                                 president and president of Marriott
                                                                                 Hotels and Resorts.

Carl W. Schafer; 66                 Trustee          Since 1998                  Mr. Schafer is president of the
66 Witherspoon Street                                                            Atlantic Foundation (charitable
#1100                                                                            foundation). Prior to January 1993,
Princeton, NJ 08542                                                              he was chairman of the Investment
                                                                                 Advisory Committee of the
                                                                                 Howard Hughes Medical Institute.

                                         NUMBER OF
NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                              OTHER DIRECTORSHIPS
  AND AGE                            OVERSEEN BY TRUSTEE                                    HELD BY TRUSTEE
Morton L. Janklow; 72       Mr. Janklow is a director or trustee of 22                None
445 Park Avenue             investment companies (consisting of 43
New York, New York 10022    portfolios) for which UBS Global AM,
                            UBS PaineWebber or one of their affiliates
                            serves as investment advisor, sub-advisor
                            or manager.




Frederic V. Malek; 65       Mr. Malek is a director or trustee of 22                  Mr. Malek is also a director of Aegis
1455 Pennsylvania           investment companies (consisting of 43                    Communications, Inc. (tele-services),
Avenue, N.W. Suite 350      portfolios) for which UBS Global AM,                      American Management Systems, Inc.
Washington, D.C.  20004     UBS PaineWebber or one of their affiliates                (management consulting and
                            serves as investment advisor, sub-advisor                 computer related services), Automatic
                            or manager.                                               Data Processing, Inc. (computing services),
                                                                                      CB Richard Ellis, Inc. (real estate services),
                                                                                      FPL Group, Inc. (electric services),
                                                                                      Manor Care, Inc. (health care) and
                                                                                      Northwest Airlines Inc.











Carl W. Schafer; 66         Mr. Schafer is a director or trustee of 22                Mr. Schafer is also a director of
66 Witherspoon Street       investment companies (consisting of 43                    Labor Ready, Inc. (temporary
#1100                       portfolios) for which UBS Global AM,                      employment), Roadway Corp.
Princeton, NJ 08542         UBS PaineWebber or one of their affiliates                (trucking), the Harding,
                            serves as investment advisor, sub-advisor                 Loevner Funds, E.I.I. Realty Securities Trust
                            or manager.                                               (investment company) and Frontier
                                                                                      Oil Corporation and a director or trustee
                                                                                      of the Guardian Life Insurance Company
                                                                                      mutual funds.

                                                      TERM OF
                                                     OFFICE+ AND
                                    POSITION(S)      LENGTH OF
NAME, ADDRESS,                      HELD WITH           TIME                     PRINCIPAL OCCUPATION(S)
   AND AGE                            FUND             SERVED                     DURING PAST 5 YEARS
William D. White; 68                Trustee          Since 2001                 Mr. White is retired. From
P.O. Box 199                                                                    February 1989 through March 1994,
Upper Black Eddy, PA 18972                                                      he was president of the National
                                                                                League of Professional Baseball
                                                                                Clubs. Prior to 1989, he was a
                                                                                television sportscaster for WPIX-TV,
                                                                                New York. Mr. White served on the
                                                                                board of directors of Centel from
                                                                                1989 to 1993 and until recently on
                                                                                the board of directors of Jefferson
                                                                                Banks Incorporated, Philadelphia, PA.

                                                    NUMBER OF
NAME, ADDRESS,                              PORTFOLIOS IN FUND COMPLEX                      OTHER DIRECTORSHIPS
   AND AGE                                      OVERSEEN BY TRUSTEE                           HELD BY TRUSTEE
William D. White; 68                       Mr. White is a director or trustee of 22          None
P.O. Box 199                               investment companies (consisting of 43
Upper Black Eddy, PA 18972                 portfolios) for which UBS Global AM,
                                           UBS PaineWebber or one of their affiliates
                                           serves as investment advisor, sub-advisor
                                           or manager.

OFFICERS

                                             TERM OF                 PRINCIPAL OCCUPATION(S)
                                            OFFICE+ AND               DURING PAST 5 YEARS;
                           POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
NAME, ADDRESS,             HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
   AND AGE                    FUND           SERVED                   SERVES AS OFFICER
Debbie Baggett**;          Vice President   Since 1999        Ms. Baggett is a director and portfolio
43                                                            manager of UBS Global AM. Ms. Baggett is
                                                              a vice president of four investment
                                                              companies (consisting of 9 portfolios) for
                                                              which UBS Global AM, UBS PaineWebber or
                                                              one of their affiliates serves as investment
                                                              advisor, sub-advisor or manager.

Thomas Disbrow+++;         Vice President   Since 2000        Mr. Disbrow is a director and a senior
36                         and Assistant                      manager of the mutual fund finance
                           Treasurer                          department of UBS Global AM. Prior to
                                                              November 1999, he was a vice president
                                                              of Zweig/Glaser Advisers. Mr. Disbrow is
                                                              a vice president and assistant treasurer of
                                                              22 investment companies (consisting of
                                                              43 portfolios) for which UBS Global AM,
                                                              UBS PaineWebber or one of their affiliates
                                                              serves as investment advisor, sub-advisor
                                                              or manager.

Amy R. Doberman**;         Vice President   Since 2000        Ms. Doberman is a managing director
40                         and Secretary                      and general counsel of UBS Global AM.
                                                              From December 1997 through July 2000,
                                                              she was general counsel of Aeltus
                                                              Investment Management, Inc. Prior to
                                                              working at Aeltus, Ms. Doberman was
                                                              assistant chief counsel of the SEC's Division
                                                              of Investment Management. Ms. Doberman
                                                              is vice president and secretary of UBS
                                                              Supplementary Trust and a vice president and
                                                              secretary of 24 investment companies
                                                              (consisting of 82 portfolios) for which UBS
                                                              Global AM, UBS Global Asset Management
                                                              (Americas) Inc., ("UBS Global AM
                                                              (Americas)"), UBS PaineWebber or one of
                                                              their affiliates serves as investment advisor,
                                                              sub-advisor or manager.

Kris L. Dorr**;            Vice President   Since 1998        Ms. Dorr is a director and portfolio manager
38                                                            in the short-term strategies group of UBS
                                                              Global AM. Ms. Dorr is vice president of one
                                                              investment company (consisting of five
                                                              portfolios) for which UBS Global AM, UBS
                                                              PaineWebber or one of their affiliates serves
                                                              as investment advisor, sub-advisor or
                                                              manager.

                                              TERM OF               PRINCIPAL OCCUPATION(S)
                                            OFFICE+ AND              DURING PAST 5 YEARS;
                           POSITION(S)       LENGTH OF              NUMBER OF PORTFOLIOS IN
NAME, ADDRESS,             HELD WITH           TIME              FUND COMPLEX FOR WHICH PERSON
   AND AGE                    FUND            SERVED                   SERVES AS OFFICER
Stephen P. Fisher**; 43    Vice President   Since 2002        Mr. Fisher is a managing director of UBS
                                                              Global AM. From October 2000 to February
                                                              2001, he was president of Morningstar
                                                              Investment Services.From May 1999 to
                                                              October 2000, Mr. Fisher was senior vice
                                                              president of UBS Global AM. From January
                                                              1997 to May 1999, Mr. Fisher was a senior
                                                              vice president of Prudential Investments.
                                                              Mr. Fisher is a vice president of 22 investment
                                                              companies (consisting of 43 portfolios) for
                                                              which UBS Global AM, UBS PaineWebber or
                                                              one of their affiliates serves as investment
                                                              advisor, sub-advisor or manager.

Elbridge T. Gerry III **;  Vice President   Since 1999        Mr. Gerry is a managing director and chief
45                                                            investment officer--fixed income of UBS Global
                                                              AM. Mr. Gerry is a vice president of six investment
                                                              companies (consisting of 11 portfolios) for
                                                              which UBS Global AM, UBS PaineWebber or
                                                              one of their affiliates serves as investment
                                                              advisor, sub-advisor or manager.

David M. Goldenberg**;     Vice President   Since 2002        Mr. Goldenberg is an executive director and
35                         and Assistant                      deputy general counsel of UBS Global AM.
                           Secretary                          From 2000-2002 he was director, legal affairs
                                                              at Lazard Asset Management. Mr. Goldenberg
                                                              was global director of compliance for SSB Citi
                                                              Asset Management Group from 1998-2000. He
                                                              was associate general counsel at Smith Barney
                                                              Asset Management from 1996-1998. Prior to
                                                              working at Smith Barney Asset Management,
                                                              Mr. Goldenberg was branch chief and senior
                                                              counsel of the SEC's Division of Investment
                                                              Management. Mr. Goldenberg is a vice
                                                              president and assistant secretary of 24
                                                              investment companies (consisting of 82
                                                              portfolios) for which UBS Global AM, UBS
                                                              Global AM (Americas), UBS PaineWebber or
                                                              one of their affiliates serves as investment
                                                              advisor, sub-advisor or manager.

                                              TERM OF              PRINCIPAL OCCUPATION(S)
                                            OFFICE+ AND             DURING PAST 5 YEARS;
                           POSITION(S)      LENGTH OF              NUMBER OF PORTFOLIOS IN
NAME, ADDRESS,             HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
   AND AGE                  THE FUND         SERVED                   SERVES AS OFFICER
Kevin J. Mahoney+++;       Vice President   Since 1999        Mr. Mahoney is a director and a senior
36                         and Assistant                      manager of the mutual fund finance
                           Treasurer                          department of UBS Global AM.  From
                                                              August 1996 through March 1999, he
                                                              was the manager of the mutual fund
                                                              internal control group of Salomon Smith
                                                              Barney. Mr. Mahoney is a vice president
                                                              and assistant treasurer of 22 investment
                                                              companies (consisting of 43 portfolios)
                                                              for which UBS Global AM, UBS PaineWebber
                                                              or one of their affiliates serves as investment
                                                              advisor, sub-advisor or manager.

Michael H. Markowitz++++;  Vice President   Since 1998        Mr. Markowitz is an executive director,
37                                                            portfolio manager and head of U.S. short
                                                              duration fixed income of UBS Global AM.
                                                              He is also an executive director and portfolio
                                                              manager of UBS Global AM (Americas), an
                                                              affiliate of UBS Global AM. Mr. Markowitz
                                                              is a vice president of six investment
                                                              companies (consisting of 26 portfolios) for
                                                              which UBS Global AM, UBS PaineWebber
                                                              or one of their affiliates serves as investment
                                                              advisor, sub-advisor or manager.

Emil Polito**; 41          Vice President   Since 2001        Mr. Polito is an executive director and
                                                              head of investment support and mutual
                                                              fund services of UBS Global AM.  From
                                                              July 2000 to October 2000, he was a
                                                              senior manager of investment systems at
                                                              Dreyfus Corp.  Prior to July 2000, Mr. Polito
                                                              was a senior vice president and director
                                                              of operations and control for UBS Global
                                                              AM.  Mr. Polito is a vice president of 22
                                                              investment companies (consisting of 43
                                                              portfolios) for which UBS Global AM, UBS
                                                              PaineWebber or one of their affiliates
                                                              serves as investment advisor, sub-advisor
                                                              or manager.

                                            TERM OF           PRINCIPAL OCCUPATION(S)
                                            OFFICE+ AND       DURING PAST 5 YEARS;
                           POSITION(S)      LENGTH OF         NUMBER OF PORTFOLIOS IN
NAME, ADDRESS,             HELD WITH        TIME              FUND COMPLEX FOR WHICH PERSON
AND AGE                    FUND             SERVED            SERVES AS OFFICER
Susan P. Ryan**; 42        Vice President   Since 1999        Ms. Ryan is an executive director and a
                                                              portfolio manager of UBS Global AM.
                                                              Ms. Ryan is a vice president of five
                                                              investment companies (consisting of 13
                                                              portfolios) for which UBS Global AM,
                                                              UBS PaineWebber or one of their affiliates
                                                              serves as investment advisor, sub-advisor
                                                              or manager.

Robert Sabatino++++;       Vice President   Since 2001        Mr. Sabatino is a director and a portfolio
28                                                            manager of UBS Global AM in the short
                                                              duration fixed income group (since October
                                                              2001). From 1995 to 2001 he was a
                                                              portfolio manager at Merrill Lynch
                                                              Investment Managers responsible for the
                                                              management of several retail and
                                                              institutional money market funds.
                                                              Mr. Sabatino is a vice president of one
                                                              investment company (consisting of five
                                                              portfolios) for which UBS Global AM,
                                                              UBS PaineWebber or one of their affiliates
                                                              serves as investment advisor, sub-advisor or
                                                              manager.

Paul H. Schubert+++;       Vice President   Since 1998        Mr. Schubert is an executive director
39                         and Treasurer                      and head of the mutual fund finance
                                                              department of UBS Global AM.
                                                              Mr. Schubert is treasurer and principal
                                                              accounting officer of UBS Supplementary
                                                              Trust and of two investment companies
                                                              (consisting of 39 portfolios) and a vice
                                                              president and treasurer of 22 investment
                                                              companies (consisting of 43 portfolios)
                                                              for which UBS Global AM, UBS Global
                                                              AM (Americas), UBS PaineWebber or one
                                                              of their affiliates serves as investment
                                                              advisor, sub-advisor or manager.

OFFICERS (CONCLUDED)

                                              TERM OF              PRINCIPAL OCCUPATION(S)
                                            OFFICE+ AND             DURING PAST 5 YEARS;
                           POSITION(S)      LENGTH OF              NUMBER OF PORTFOLIOS IN
NAME, ADDRESS,             HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
   AND AGE                    FUND           SERVED                  SERVES AS OFFICER
Brian M. Storms**; 47      President        Since 2000        Mr. Storms is chief operating officer
                                                              (since September 2001) and president of
                                                              UBS Global AM (since March 1999), and
                                                              president and chief operating officer of UBS
                                                              Global AM (Americas) and UBS Global Asset
                                                              Management (New York) Inc. (since October
                                                              2001). Mr. Storms was chief executive
                                                              officer of UBS Global AM from October
                                                              2000 to September 2001. He was a director
                                                              or trustee of several investment companies
                                                              in the UBS Family of Funds (1999-2001). He
                                                              was president of Prudential Investments
                                                              1996-1999). Prior to joining Prudential
                                                              Investments he was a managing director at
                                                              Fidelity Investments. Mr. Storms is president
                                                              and trustee of UBS Supplementary Trust and
                                                              of two investment companies (consisting of
                                                              39 portfolios) and president of 22
                                                              investment companies (consisting of 43
                                                              portfolios) for which UBS Global AM, UBS
                                                              Global AM (Americas), UBS PaineWebber or
                                                              one of their affiliates serves as investment
                                                              advisor, sub-advisor or manager.

Keith A. Weller**; 40      Vice President   Since 1998        Mr. Weller is a director and senior associate
                           and Assistant                      general counsel of UBS Global AM.
                           Secretary                          Mr. Weller is a vice president and assistant
                                                              secretary of 22 investment companies
                                                              (consisting of 43 portfolios) for which UBS
                                                              Global AM, UBS PaineWebber or one of
                                                              their affiliates serves as investment advisor,
                                                              sub-advisor or manager.

    * This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6114.

   ** This person's business address is 51 West 52nd Street, New York, New
      York 10019-6114.

  *** Address for mailing purposes only.

    + Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the board.

   ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

  +++ This person's business address is Newport Center III, 499 Washington
      Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

 ++++ This person's business address is 209 South La Salle Street, Chicago,
      Illinois 60604-1295.

TRUSTEES

E. Garrett Bewkes, Jr.                         George W. Gowen
CHAIRMAN                                       William W. Hewitt, Jr.
Margo N. Alexander                             Morton L. Janklow
Richard Q. Armstrong                           Frederic V. Malek
David J. Beaubien                              Carl W. Schafer
Richard R. Burt                                William D. White
Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                                Michael Markowitz
PRESIDENT                                      VICE PRESIDENT
Amy R. Doberman                                Robert Sabatino
VICE PRESIDENT AND SECRETARY                   VICE PRESIDENT
Paul H. Schubert
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL
UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114









THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

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UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114



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